Employee Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	$ 42		$ 36		$ 30
Interest cost	91		88		87
Expected return on plan assets	(82)		(74)		(68)
Amortization of prior service cost	27		25		16
Amortization of transition obligation	26		26		26
Amortization of unrecognized loss	4		3		3
Net periodic benefit cost	108		104		94
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	320		279		259
Interest cost	660		645		624
Expected return on plan assets	(669)		(624)		(579)
Amortization of prior service cost	34		53		53
Amortization of unrecognized loss	50		44		101
Net periodic benefit cost	395		397		458
Less: Transfer To Regulatory Account	(139)	[1]	(233)	[1]	(294)	[1]
Total	256		164		164
Utility [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: Transfer To Regulatory Account			$ 233		$ 295

[1]	The Utility recorded $139 million, $233 million, and $295 million for the years ended December 31, 2011, 2010, and 2009, respectively, to a regulatory account as the amounts are probable of recovery from customers in future rates